Cash and cash equivalents (Details Textual) - CNY (¥) ¥ in Thousands	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Cash and cash equivalents	¥ 812,620	¥ 77,801	¥ 291,011	¥ 233,379
Group denominated [member]
Cash and cash equivalents	¥ 799,147	¥ 62,030